Consolidated Balance Sheets (Parenthetical) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Consolidated Balance Sheets
Accumulated depreciation and amortization on property, plant and equipment	$ 8,295	$ 8,567